COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

In June 2026, the Company entered into a master services agreement with Sixtyfour AI, Inc. (“Sixtyfour”) that underlies the Company’s GOTV Intel candidate-research offering. Under the agreement, and subject to specified exceptions, Sixtyfour has agreed not to provide comparable services to political entities other than through the Company. The agreement provides for fees of $27,500 per month and obligates the Company to pay a non-cancelable minimum of $495,000 over an initial term of 18 months, regardless of the revenue the offering generates.

The Company depends on Sixtyfour’s data sourcing, licensing, and methodology, none of which the Company controls.

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of the date of these financial statements, there are no pending or threatened lawsuits that management believes would have a material adverse effect on the Company’s business, financial condition, or results of operations.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of the date of these financial statements, there are no pending or threatened lawsuits.